Goodwill (Details 1) - CLP ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Goodwill	$ 161,583,233	$ 127,592,056
Chile Segment [Member]
IfrsStatementLineItems [Line Items]
Goodwill	46,502,645	46,705,143
International Business Segment [Member]
IfrsStatementLineItems [Line Items]
Goodwill	82,664,444	48,470,769
Wines Segment [Member]
IfrsStatementLineItems [Line Items]
Goodwill	32,416,144	32,416,144
Embotelladoras Chilenas Unidas Sa [Member] | Chile Segment [Member]
IfrsStatementLineItems [Line Items]
Goodwill	25,257,686	25,257,686
Manantial Sa [Member] | Chile Segment [Member]
IfrsStatementLineItems [Line Items]
Goodwill	8,879,245	8,879,245
Compania Pisquera De Chile SA [Member] | Chile Segment [Member]
IfrsStatementLineItems [Line Items]
Goodwill	9,808,550	9,808,550
Los Huemules S R L [Member] | Chile Segment [Member]
IfrsStatementLineItems [Line Items]
Goodwill	480	509
D and D SpA [member] | Chile Segment [Member]
IfrsStatementLineItems [Line Items]
Goodwill	2,100,677	2,100,677
Cervecera Guayacan Spa [Member] | Chile Segment [Member]
IfrsStatementLineItems [Line Items]
Goodwill	456,007	456,007
Cerveceria Szot Sp A [Member] | Chile Segment [Member]
IfrsStatementLineItems [Line Items]
Goodwill		202,469
Ccu Argentina Sa And Subsidiaries [Member] | International Business Segment [Member]
IfrsStatementLineItems [Line Items]
Goodwill	54,647,107	27,727,792
Aguas De Origen S A [Member] | International Business Segment [Member]
IfrsStatementLineItems [Line Items]
Goodwill	5,557,026
Marzurel Sa Coralina Sa And Milotur Sa [Member] | International Business Segment [Member]
IfrsStatementLineItems [Line Items]
Goodwill	5,186,877	5,155,840
Bebidas Del Paraguay S A And Distribuidora Del Paraguay S A [Member] | International Business Segment [Member]
IfrsStatementLineItems [Line Items]
Goodwill	5,702,154	5,401,679
Bebidas Bolivianas Bbo Sa [Member] | International Business Segment [Member]
IfrsStatementLineItems [Line Items]
Goodwill	11,571,280	10,185,458
Vina San Pedro Tarapaca S A [Member] | Wines Segment [Member]
IfrsStatementLineItems [Line Items]
Goodwill	$ 32,416,144	$ 32,416,144